Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Loss	$ (2,072,266)	$ (1,042,648)	$ (1,118,779)
Adjustments for:
Finance income	(26,705)	(8,323)	(10,341)
Interest expense - director's loans	128,096	136,959	82,614
Transaction cost - director's loans	433,044	203,057	56,992
Common shares issued, included in exploration expenses	677,000		12,500
Gain on disposition of marketable securities	(667)	(14,806)	(7,923)
Changes in working capital items:
Amounts receivable and other assets	(46,683)	78,515	854,483
Restricted cash	(60,328)	92,213	29,170
Accounts payable and accrued liabilities	349,258	(7,515)	(43,942)
Balances due to related parties	(26,460)	(5,139)	(32,166)
Advanced contributions received	1,102,714
Net cash (used in) operating activities	457,003	(567,687)	(177,392)
Investing activities
Interest received	26,705	8,323	10,341
Proceeds from disposition of marketable securities	667	19,805	7,923
Net cash provided by investing activities	27,372	28,128	18,264
Financing activities
Net proceeds from the issuance of common shares pursuant to a private placement	2,481,300
Net proceeds from the issuance of common shares pursuant to exercise of share purchase warrants	540,000	360,000
Proceed from director's loans		600,000	500,000
Repayment of loans payable to director	(1,000,000)	(100,000)
Interest paid on director's loans	(128,096)	(136,959)	(82,614)
Net cash provided by financing activities	1,893,204	723,041	417,386
Net increase in cash	2,377,579	183,482	258,258
Cash, beginning balance	930,890	747,408	489,150
Cash, ending balance	3,308,469	930,890	747,408
Supplementary cash flow information:
Issuance of share purchase warrants pursuant to a loan agreement		$ 607,406	$ 322,143